Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
LONG-TERM DEBT
5. LONG-TERM DEBT
At September 30, 2023, our long-term debt consisted of fixed rate senior secured notes and variable rate secured debt borrowed under our AR Facility. Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information. Amounts borrowed under our AR Facility are secured by accounts receivable from REPs and certain related rights under our AR Facility. See “—Long-Term Debt-Related Activity in 2023—AR Facility” below for additional information. At September 30, 2023 and December 31, 2022, our long-term debt consisted of the following:

	At September 30, 2023	At December 31, 2022
Fixed Rate Secured:
2.75% Senior Notes due June 1, 2024	$500	$500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	—
4.30% Senior Notes due May 15, 2028	600	—
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	—
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.45% Senior Notes, Series E, due May 1, 2036	100	—
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	500
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	12,645	11,245
Variable Rate Secured:
AR Facility due April 28, 2026	500	—

Variable Rate Unsecured:
Term loan credit agreement due August 30, 2023	—	100

Total long-term debt	13,145	11,345
Unamortized discount, premium and debt issuance costs	(145)	(117)
Less amount due currently	(500)	(100)

Long-term debt, less amounts due currently	$12,500	$11,128

Deed of Trust
Our long-term senior secured notes are secured equally and ratably by a first priority lien on all property acquired or constructed by us for use in our electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.
Long-Term Debt-Related Activity in 2023
Senior Secured Notes
March 2023 Note Purchase Agreement
On March 29, 2023, we entered into a note purchase agreement (March 2023 NPA) with the purchasers named therein, which provided for the issuance by us of certain senior secured notes. Pursuant to the March 2023 NPA, on March 29, 2023, we sold $200 million aggregate principal amount of 5.50% Senior Secured Notes, Series C, due May 1, 2026 (Series C Notes), $72 million aggregate principal amount of 5.34% Senior Secured Notes, Series D, due May 1, 2031 (Initial Series D Notes) and $80 million aggregate principal amount of 5.45% Senior Secured Notes, Series E, due May 1, 2036 (Initial Series E Notes), and on April 26, 2023, we sold an additional $28 million aggregate principal amount of 5.34% Senior Secured Notes, Series D, due May 1, 2031 (Additional Series D Notes and, together with the Initial Series D Notes, the Series D Notes) and an additional $20 million aggregate principal amount of 5.45% Senior Secured Notes, Series E, due May 1, 2036 (Additional Series E Notes and together with the Initial Series E Notes, Series E Notes). The senior secured notes issued under the March 2023 NPA are secured pursuant to the Deed of Trust.
The March 2023 NPA provides for optional prepayment and make-whole payments with respect to any series of notes issued under the March 2023 NPA. The March 2023 NPA also contains customary covenants, restricting us, subject to certain exceptions, from among other things, entering into mergers and consolidations, and sales of substantial assets. In addition, the March 2023 NPA requires that we maintain a consolidated senior debt to consolidated total capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants.
The March 2023 NPA contains customary events of default, including the failure to pay principal or interest when due, among others. If any such event of default occurs and is continuing, among other remedies provided in the March 2023 NPA, the outstanding principal of the notes issued under the March 2023 NPA may be declared due and payable.
We used the proceeds from the sale of the senior secured notes under the March 2023 NPA for general corporate purposes, including repayment of outstanding CP Notes.
The Series C Notes bear interest at a rate of 5.50% per annum and mature on May 1, 2026. The Series D Notes bear interest at a rate of 5.34% per annum and mature on May 1, 2031. The Series E Notes bear interest at a rate of 5.45% per annum and mature on May 1, 2036. Interest on the senior secured notes issued on March 29, 2023 was accrued beginning from March 29, 2023. Interest on the senior secured notes issued on April 26, 2023 was accrued beginning from April 26, 2023. All interest will be payable semi-annually on May 1 and November 1 of each year, beginning on November 1, 2023.
Issuance of Senior Secured Notes Under Indenture
On May 11, 2023, we issued $600 million aggregate principal amount of 4.30% Senior Secured Notes due May 15, 2028 (2028 Notes) and $400 million aggregate principal amount of 4.95% Senior Secured Notes due September 15, 2052 (2052 Notes). The 2052 Notes constitute an additional issuance of our 4.95% Senior Secured Notes due 2052, $500 million of which we previously issued on September 8, 2022. The 2028 Notes and 2052 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust.
We used the proceeds (net of the initial purchasers’ discount fees, expenses and accrued interest) of approximately $970 million from the sale of the 2028 Notes and 2052 Notes for general corporate purposes, including to repay on May 11, 2023, the full amount of $625 million outstanding under our unsecured term loan credit agreement, dated January 24, 2023, the full amount of $150 million outstanding under our unsecured term loan credit agreement, dated March 22, 2023, and the then-full amount of $100 million outstanding under our AR Facility.
The 2028 Notes bear interest at a rate of 4.30% per annum and mature on May 15, 2028. The 2052 Notes bear interest at a rate of 4.95% per annum and mature on September 15, 2052. Interest on the 2028 Notes accrued from May 11, 2023 and will be payable semi-annually on May 15 and November 15 of each year, beginning on November 15, 2023. Interest on the 2052 Notes accrued from March 15, 2023, and will be payable semi-annually on March 15 and September 15 of each year, beginning on September 15, 2023. Prior to April 15, 2028 in the case of the 2028 Notes and March 15, 2052 in the case of the 2052 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 15, 2028 in the case of the 2028 Notes and March 15, 2052 in the case of the 2052 Notes, we may redeem them at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.

AR Facility
On April 28, 2023, we and our bankruptcy-remote special purpose entity Receivables LLC, a wholly-owned subsidiary of Oncor, established the AR Facility, a revolving accounts receivable securitization facility. Under the terms of the AR Facility, Oncor sells or contributes all of its existing and future accounts receivable from REPs and certain related rights to Receivables LLC as contemplated by the terms of the AR Facility. Receivables LLC then pledges those REP receivables and related rights to the lenders under the AR Facility as collateral for borrowings. Oncor serves as servicer of the AR Facility and receives a fee from Receivables LLC equal to 1.00% per annum of the aggregate unpaid balance of receivables as of the last day of each settlement period.
Receivables LLC’s sole business consists of the purchase or acceptance through capital contributions of the receivables and related rights from Oncor and the subsequent retransfer of or granting of a security interest in such receivables and related rights to the administrative agent for the benefit of the lenders pursuant to the receivables financing agreement. Receivables LLC is a separate legal entity with its own separate creditors who will be entitled, upon its liquidation, to have amounts owed to them be satisfied out of Receivables LLC’s assets prior to any assets or value in Receivables LLC becoming available to Receivables LLC’s equity holder. The assets of Receivables LLC are not available to pay creditors of Oncor or any affiliate thereof.
Receivables LLC is considered a VIE. See Note 10 for more information related to our consolidated VIE.
Oncor has access to the AR Facility, under which Receivables LLC may borrow at any one time an amount equal to the borrowing base. The borrowing base is defined under the receivables financing agreement as an amount equal to the lesser of (i) the facility limit of $500 million and (ii) the amount calculated based on the outstanding balance of eligible receivables held as collateral at a particular time, subject to certain reserves, concentration limits, and other limitations.
At September 30, 2023, the borrowing base for the AR Facility was $500 million and $500 million in aggregate borrowings were outstanding under the AR Facility.
The agreements relating to the AR Facility contain customary representations and warranties, affirmative and negative covenants, and events of default, including but not limited to those providing for the acceleration of amounts owed under the AR Facility if, among other things, Receivables LLC fails to pay interest or other amounts due, Receivables LLC becomes insolvent or subject to bankruptcy proceedings or certain judicial judgments or breaches of certain representations and warranties and covenants. The AR Facility will terminate at the earlier of (i) April 28, 2026, (ii) the date on which the termination date is declared or deemed to have occurred upon the exercise of remedies by the administrative agent, or (iii) the date that is 30 days after notice by Receivables LLC. Subject to the consent of the administrative agent and the lenders, Receivables LLC may, 30 days prior to each anniversary date of the receivables financing agreement, extend the AR Facility in one-year
increments.
Term Loan Credit Agreement Activity
On January 9, 2023, we repaid the remaining $100 million principal amount outstanding under a term loan credit agreement, dated July 6, 2022, that was due to mature on August 30, 2023. Following such repayment, no borrowings remained outstanding and the term loan credit agreement ceased to be in effect.
On January
 24, 2023, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $625 million. The term loan credit agreement had a maturity date of February 28, 2024. On January 27, 2023, we borrowed $500 million and on February 27, 2023, we borrowed the remaining $125 million under the term loan credit agreement. The proceeds from the borrowings were used for general corporate purposes, including repayment of outstanding CP Notes. Loans under the term loan credit agreement bore interest at a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period as of a specified date, plus the SOFR Adjustment, plus a spread of 0.85%. On May 11, 2023, we repaid the full $625 million aggregate principal amount outstanding under the term loan credit agreement. As a result of the repayment, no borrowings remained outstanding and the term loan credit agreement ceased to be in effect.
On March 22, 2023, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $150 million. The term loan credit agreement had a maturity date of April 30, 2024. On March 23, 2023, we borrowed $150 million under the term loan credit agreement. The proceeds from the borrowing were used for general corporate purposes, including repayment of outstanding CP Notes. Loans under the term loan credit agreement bore interest at a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period as of a specified date plus a spread of 0.95%. On May 11, 2023, we repaid the full $150 million aggregate principal amount outstanding under the term loan credit agreement. As a result of the repayment, no borrowings remained outstanding and the term loan credit agreement ceased to be in effect.
Fair Value of Long-Term Debt
At September 30, 2023 and December 31, 2022, the estimated fair value of our long-term debt (including current maturities) totaled $11.558 billion and $10.398 billion, respectively, and the carrying amount totaled $13.000 billion and $11.228 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

6. LONG-TERM DEBT
Our long-term debt at December 31, 2022 consisted of fixed rate secured debt and variable rate unsecured debt. Our secured debt is secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
At December 31, 2022 and 2021, our long-term debt consisted of the following:

	At December 31,
	2022	2021
Fixed Rate Secured:
4.10% Senior Notes, due June 1, 2022	$—	$400
7.00% Debentures due September 1, 2022	—	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	—
4.55% Senior Notes due September 15, 2032	700	—
7.25% Senior Notes due January 15, 2033	323	323
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	—
4.95% Senior Notes due September 15, 2052	500	—
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	11,245	10,127
Variable Rate Unsecured:
Term loan credit agreement due August 30, 2023	100	—

Variable rate unsecured long-term debt	100	—

Total long-term debt	11,345	10,127

Unamortized discount and debt issuance costs	(117)	(95)
Less amount due currently	(100)	(882)

Long-term debt, less amounts due currently	$11,128	$9,150

Deed of Trust
Our long-term secured debt is secured equally and ratably by a first priority lien on all property acquired or constructed by Oncor for use in its electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.

Long-Term Debt-Related Activities in 2022
January 2022 Term Loan Credit Agreement
On January 28, 2022, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $1.30 billion (January 2022 Term Loan Credit Agreement). The January 2022 Term Loan Credit Agreement had a maturity date of April 29, 2023. We borrowed $400 million on January 28, 2022, $600 million on February 28, 2022 (February 2022 borrowing), $185 million on March 28, 2022, and $115 million on April 28, 2022 under the January 2022 Term Loan Credit Agreement. The proceeds from each borrowing were used for general corporate purposes, including to repay outstanding CP Notes and, in the case of the February 2022 borrowing, to redeem in full the $400 million aggregate principal amount outstanding of our 4.10% senior secured notes due June 1, 2022 (2022 Notes), plus accrued and unpaid interest on the 2022 Notes. On each of May 20, 2022 and September 9, 2022, we repaid $650 million of the aggregate principal amount outstanding under the January 2022 Term Loan Credit Agreement. Following the repayment on September 9, 2022, no borrowings remained outstanding and the January 2022 Term Loan Credit Agreement was no longer in effect.
Loans under the January 2022 Term Loan Credit Agreement bore interest, at our option, at either (i) an adjusted term SOFR (calculated based on one-month
term SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.575%, (ii) an adjusted daily simple SOFR (calculated based on daily simple SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.575%, or (iii) for any day, at a rate equal to the greatest of: (1) the prime rate publicly announced by the administrative agent on such date, (2) the federal funds effective rate on such date, plus 0.50%, and (3) daily simple SOFR on such date, plus 1.0%.
July 2022 Term Loan Credit Agreement
On July 6, 2022, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $650 million (July 2022 Term Loan Credit Agreement). The July 2022 Term Loan Credit Agreement had a maturity date of August 30, 2023. On August 29, 2022, we borrowed the entire $650 million aggregate principal amount available under the July 2022 Term Loan Credit Agreement. The proceeds from the borrowing were used for general corporate purposes, including to repay in full the $482 million principal amount outstanding of our 7.00% Debentures due 2022 (the Debentures), plus accrued and unpaid interest on the Debentures. On September 9, 2022, we repaid $550 million of the aggregate principal amount outstanding under the July 2022 Term Loan Credit Agreement. As a result of the repayment, the aggregate principal amount outstanding under the July 2022 Term Loan Credit Agreement at December 31, 2022 was $100 million.
Loans under the July 2022 Term Loan Credit Agreement bore interest, at our option, at either (i) an adjusted term SOFR (calculated based on one-month
term SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.60%, (ii) an adjusted daily simple SOFR (calculated based on daily simple SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.60%, or (iii) for any day, at a rate equal to the greatest of: (1) the prime rate publicly announced by the administrative agent on such date, (2) the federal funds effective rate on such date plus 0.50%, and (3) daily simple SOFR on such date, plus 1.0%.
Secured Debt Repayments
On March 1, 2022, we redeemed in full the $400 million aggregate principal amount outstanding of our 2022 Notes, which were to mature on June 1, 2022. The redemption price was equal to 100% of the principal amount of the 2022 Notes, plus accrued interest to, but not including, the redemption date of March 1, 2022. Following the redemption of the 2022 Notes, none of the 2022 Notes remain outstanding.
On September 1, 2022, we repaid in full at maturity the $482 million aggregate principal amount outstanding of the Debentures, plus accrued and unpaid interest on the Debentures. Following the repayment of the Debentures, none of the Debentures remain outstanding.
May 2022 Notes Issuances
On May 20, 2022, we issued $400 million aggregate principal amount of 4.15% senior secured notes due June 1, 2032 (4.15% 2032 Notes) and $400 million aggregate principal amount of 4.60% senior secured notes due June 1, 2052 (4.60% 2052 Notes).
We intend to allocate/disburse the proceeds from the sale of the 4.15% 2032 Notes (net of the discounts and fees to the initial purchasers and the estimated pro rata expenses related to the offering of the 4.15% 2032 Notes) of approximately $395 million, or an amount equal to the net proceeds from the sale of the 4.15% 2032 Notes, to finance and/or refinance, in whole or in part, investments in or expenditures on one or more new and/or existing eligible green projects in accordance with our sustainable financing framework. Eligible green projects include transmission and distribution projects connecting renewable energy sources to the ERCOT grid, customer energy efficiency programs, and deployment of automated metering infrastructure and smart grid technology. Prior to the allocation/disbursement of the full amount of the net proceeds from the sale of the 4.15% 2032 Notes, we temporarily applied the entire amount of such net proceeds to repay a portion of the principal amount outstanding under the January 2022 Term Loan Credit Agreement. We used the proceeds from the sale of the 4.60% 2052 Notes (net of the discounts and fees to the initial purchasers and the estimated pro rata expenses related to the offering of the 4.60% 2052 Notes) of approximately $392 million for general corporate purposes, including to repay $255 million of the principal amount outstanding under the January 2022 Term Loan Credit Agreement.
The 4.15% 2032 Notes bear interest at a rate of 4.15% per annum and mature on June 1, 2032. The 4.60% 2052 Notes bear interest at a rate of 4.60% per annum and mature on June 1, 2052. Interest on the 4.15% 2032 Notes and the 4.60% 2052 Notes is payable in cash semi-annually in arrears on June 1 and December 1 of each year, beginning on December 1, 2022. Prior to March 1, 2032, in the case of the 4.15% 2032 Notes and December 1, 2051 in the case of the 4.60% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after March 1, 2032 in the case of the 4.15% 2032 Notes and December 1, 2051 in the case of the 4.60% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.

September 2022 Notes Issuances
On September 8, 2022, we issued $700 million aggregate principal amount of 4.55% senior secured notes due September 15, 2032 (4.55% 2032 Notes) and $500 million aggregate principal amount of 4.95% senior secured notes due September 15, 2052 (4.95% 2052 Notes).
We used the proceeds from the sale of the 4.55% 2032 Notes and the 4.95% 2052 Notes (net of the discounts, fees and expenses) of approximately $1.185 billion for general corporate purposes, including to repay the full $650 million of the principal amount outstanding under the January 2022 Term Loan Credit Agreement and a portion of the principal amount outstanding under the July 2022 Term Loan Credit Agreement.
The 4.55% 2032 Notes bear interest at a rate of 4.55% per annum and mature on September 15, 2032. The 4.95% 2052 Notes bear interest at a rate of 4.95% per annum and mature on September 15, 2052. Interest on the 4.55% 2032 Notes and the 4.95% 2052 Notes is payable in cash semi-annually in arrears on March 15 and September 15 of each year, beginning on March 15, 2023. Prior to June 15, 2032, in the case of the 4.55% 2032 Notes and March 15, 2052 in the case of the 4.95% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after June 15, 2032 in the case of the 4.55% 2032 Notes and March 15, 2052 in the case of the 4.95% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
Long-Term Debt-Related Activities in 2023
On January 9, 2023, we repaid the remaining $100 million principal amount outstanding under the July 2022 Term Loan Credit Agreement. Following the repayment on January 9, 2023, no borrowings remained outstanding and the July 2022 Term Loan Credit Agreement was no longer in effect.
On January 24, 2023, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $625 million (January 2023 Term Loan Credit Agreement). The January 2023 Term Loan Credit Agreement has a maturity date of February 28, 2024. On January 27, 2023, we borrowed $500 million and on February 27, 2023, we borrowed the remaining $125 million under the January 2023 Term Loan Credit Agreement. As a result of the February 27, 2023 borrowing, no additional amount remains available for borrowing under the January 2023 Term Loan Credit Agreement. The proceeds from the borrowings were used for general corporate purposes, including repayment of outstanding CP Notes.
Loans under the January 2023 Term Loan Credit Agreement bear interest, at our option, at either (i) an adjusted term SOFR (calculated based on term SOFR for a one-,
three-, or
six-month
interest period, as selected by us, as of a specified date, plus the SOFR Adjustment) plus a spread of 0.85%, (ii) an adjusted daily simple SOFR (calculated based on daily simple SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.85%, or (iii) for any day, at a rate equal to the greatest of: (1) the prime rate quoted by The Wall Street Journal on such date, (2) the federal funds effective rate on such date, plus 0.50%, and (3) daily simple SOFR on such date, plus 1.0%.
Maturities
Long-term debt maturities at December 31, 2022, are as follows:

Years	Amounts
2023	$100
2024	500
2025	974
2026	38
2027	—
Thereafter	9,733

Total	$11,345

Fair Value of Long-Term Debt
At December 31, 2022 and 2021, the estimated fair value of our long-term debt (including current maturities) totaled $10.398 billion and $11.758 billion, respectively, and the carrying amount totaled $11.228 billion and $10.032 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.